UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Dollar Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1.   Schedule of Investments

Global High Income Dollar Fund Inc.
Portfolio of Investments — January 31, 2006 (Unaudited)
		Face
		Amount	Value

International Bonds — 96.05%
Argentina — 14.40%
Banco de Galicia y Buenos Aires †
5.000%, due 01/01/14		$6,720,000	$5,762,400
Banco de Galicia y Buenos Aires ††
8.190%, due 01/01/10		1,500,000	1,462,500
Banco de Galicia y Buenos Aires †
11.000%, due 01/01/19		772,669	803,576
Republic of Argentina, DISC
5.830%, due 12/31/33	ARS	44,931,571	18,388,756
Republic of Argentina ††
3.000%, due 04/30/13		$2,820,000	2,375,850
Republic of Argentina †† (a)
4.889%, due 08/03/12		22,222,000	17,588,713

			46,381,795

Brazil — 17.16%
Brazil Real Credit-Linked Note, 144A @
13.120%, due 01/05/10	BRL	6,026,619	3,704,054
15.568%, due 01/03/07		$3,192,333	2,786,251
18.870%, due 01/05/10	BRL	19,570,000	5,111,921
Federal Republic of Brazil
7.875%, due 03/07/15		$1,000,000	1,081,000
8.250%, due 01/20/34		2,470,000	2,729,350
8.750%, due 02/04/25		7,620,000	8,705,850
8.875%, due 10/14/19		6,370,000	7,357,350
Federal Republic of Brazil, DCB ††
5.250%, due 04/15/12		3,005,350	2,994,080
Federal Republic of Brazil, DISC ††
5.188%, due 04/15/24		6,000,000	5,880,000
Federal Republic of Brazil, EXIT Bond (b)
6.000%, due 09/15/13		3,333,333	3,320,833
Federal Republic of Brazil, PAR †† (b)
6.000%, due 04/15/24		11,730,000	11,583,375

			55,254,064
China — 0.82%
Hopson Development Holdings Ltd., 144A
8.125%, due 11/09/12		$2,510,000	2,632,363

Dominican Republic — 2.38%
Republic of Dominican
9.500%, due 09/27/11		$7,143,950	7,679,746

Ecuador — 3.86%
Republic of Ecuador †
9.000%, due 08/15/30		$3,040,000	2,948,800
Republic of Ecuador, 144A †
9.000%, due 08/15/30		4,945,000	4,796,650
Republic of Ecuador, 144A
9.375%, due 12/15/15		4,650,000	4,677,900

			12,423,350

El Salvador — 2.40%
Republic of El Salvador
7.750%, due 01/24/23		$3,000,000	3,352,500
8.250%, due 04/10/32		3,870,000	4,373,100

			7,725,600

Indonesia — 2.14%
Indonesia Government Credit-Linked Note, 144A
11.000%, due 10/15/14	IDR	4,000,000,000	382,337
13.150%, due 01/15/12		4,949,000,000	536,525
Republic of Indonesia
7.250%, due 04/20/15		$581,000	596,978
Republic of Indonesia, 144A
7.250%, due 04/20/15		2,649,000	2,721,848
7.500%, due 01/15/16		1,270,000	1,317,625
8.500%, due 10/12/35		1,210,000	1,340,075

			6,895,388

Iraq — 0.47%
Republic of Iraq, 144A
5.800%, due 01/15/28		$2,090,000	1,523,088

		Face
		Amount	Value

Malaysia — 3.93%
Johor Corp.
1.000%, due 07/31/12	MYR	43,970,000	$12,661,672

Mexico — 6.29%
Conproca S.A. de C.V.
12.000%, due 06/16/10		$1,145,000	1,356,825
PEMEX Finance Ltd.
8.020%, due 05/15/07		410,000	416,444
PEMEX Project Funding Master Trust (b)
8.625%, due 02/01/22		9,250,000	11,294,250
United Mexican States
7.500%, due 04/08/33		3,762,000	4,392,135
8.300%, due 08/15/31		2,220,000	2,804,970

			20,264,624

Peru — 5.03%
Republic of Peru, DISC ††
4.687%, due 03/07/27		$2,970,000	2,851,200
Republic of Peru
7.350%, due 07/21/25		1,450,000	1,500,750
8.375%, due 05/03/16		440,000	500,500
8.750%, due 11/21/33		6,350,000	7,461,250
9.125%, due 02/21/12		1,200,000	1,386,000
9.875%, due 02/06/15		750,000	928,125
Republic of Peru, FLIRB ††
5.000%, due 03/07/17		1,636,600	1,567,863

			16,195,688

Philippines — 6.11%
National Power Corp.
9.875%, due 03/16/10		$6,950,000	7,714,500
Republic of Philippines
7.750%, due 01/14/31		5,870,000	5,789,287
9.000%, due 02/15/13		5,550,000	6,181,035

			19,684,822

Qatar — 3.81%
State of Qatar
9.750%, due 06/15/30		$8,040,000	12,281,100

Russia — 12.07%
Aries Vermogensverwaltungs, 144A
9.600%, due 10/25/14		$3,500,000	4,471,250
Russian Federation †
5.000%, due 03/31/30		3,560,000	3,969,400
Russian Federation, 144A †
5.000%, due 03/31/30		9,153,589	10,206,252
Russian Federation
12.750%, due 06/24/28		8,370,000	15,139,237
Russian Gazprom Credit-Linked Note, 144A
8.110%, due 01/18/07	RUB	34,500,000	1,246,460
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07		66,000,000	2,389,225
OAO Gazprom
9.125%, due 04/25/07		$1,380,000	1,438,650

			38,860,474

Serbia — 2.66%
Republic of Serbia †
3.750%, due 11/01/24		$9,500,000	8,573,750

Turkey — 3.32%
Republic of Turkey
8.000%, due 02/14/34		$5,740,000	6,263,775
Republic of Turkey Credit-Linked Note
15.000%, due 02/10/10	TRY	1,000,000	871,639
Turkish Credit-Linked Note @
13.241%, due 05/09/07		5,529,000	3,552,951

			10,688,365

Ukraine — 1.97%
City of Kiev, 144A
8.000%, due 11/06/15		$1,350,000	1,338,835
ING Bank NV Credit-Linked Note
11.890%, due 12/30/09	UAH	8,270,000	1,842,863
NAK Naftogaz Ukrainy
8.125%, due 09/30/09		$1,200,000	1,218,000
Ukraine Credit-Linked Note @
0.000%, due 12/30/09	UAH	8,630,000	1,931,749

			6,331,447

Uruguay — 2.42%
Republic of Uruguay
6.875%, due 01/19/16	EUR	5,330,000	6,881,546
Republic of Uruguay
9.250%, due 05/17/17		$780,000	906,750

			7,788,296

	Face
	Amount	Value

Venezuela — 3.49%
Republic of Venezuela
9.375%, due 01/13/34	$9,010,000	$11,239,975

Vietnam — 1.32%
Socialist Republic of Vietnam, 144A
6.875%, due 01/15/16	$4,100,000	4,248,625

Total International Bonds (Cost $288,424,641)		309,334,232

	Number of
	Rights

Rights — 0.02%
Mexico — 0.02%
United Mexican States Value Recovery Rights, Series D, Expiration Date 06/30/06 (c)	1,885,000	25,447
United Mexican States Value Recovery Rights, Series E, Expiration Date 06/30/07 (c)	1,885,000	47,125

Total Rights (Cost $0)		72,572

	Number of Warrants

Warrants — 0.30%
Argentina — 0.30%
Republic of Argentina, expires 12/15/35 (d)	51,648,103	976,876

Total Warrants (Cost $348,001)		976,876

	Face
	Amount

Short-Term Investments — 1.77%
U.S. Government Obligations — 0.22%
U.S. Treasury Bills,
yield of 3.39%, due 07/06/06 (e)	$705,000	691,842

	Shares

Other — 1.55%*
UBS Supplementary Trust —
U.S. Cash Management Prime Fund, 4.51% **	4,994,246	4,994,246

Total Short-Term Investments (Cost $5,686,349)		5,686,088

Total Investments (Cost $294,458,991) — 98.14% #		316,069,768
Cash and other assets, less liabilities — 1.86%		5,975,284

Net Assets — 100.00%		$322,045,052

NOTES TO SCHEDULE OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $294,458,991; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$22,681,199
Gross unrealized depreciation	(1,070,422)

Net unrealized appreciation	$21,610,777

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
†	Step Bonds - Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2006. Maturity date disclosed is the ultimate maturity date.
††	Floating rate securities - the interest rates shown are the current rates as of January 31, 2006.
@	Reflects annualized yield at January 31, 2006 on zero coupon bonds.
*	Security is issued by a fund that is advised by a related entity of UBS Global Asset Management. (US) Inc., Global High Income Dollar Fund Inc.’s advisor.
**	Interest rate reflects yield at January 31, 2006.
(a)	Bond interest in default.
(b)	All or a portion of this security has been pledged to cover open forward foreign currency contracts.
(c)	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
(d)	Security represents an equity claim linked to Argentina’s Gross Domestic Product.
(e)	All or a portion of this security was pledged to cover margin requirements for futures contracts.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006 the value of these securities amounted to $55,431,284 or 17.21% of net assets.
#	Global High Income Dollar Fund, Inc. (the “Fund”) calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”).

Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; and the evaluation of forces which influence the market in which the securities are purchased and sold. All investments quoted in foreign currencies will be valued weekly in U.S. Dollars on the basis of the foreign currency exchange rates determined as of the close of regular trading on the NYSE. Occasionally, events affecting the value of the foreign investments and such exchange rates occured between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occured during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

ARS	Argentina Peso
BRL	Brazilian Real
DCB	Debt Conversion Bond
DISC	Discount Bond
EUR	Euro
EXIT Bond	A long-term bond with a low interest rate, often issued by a less developed country, that gives the buyer the right of exemption from taking part in any subsequent rescheduling.
FLIRB	Front Loaded Interest Reduction Bond
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
PAR	Par Bond
RUB	Russian Ruble
TRY	New Turkish Lira
UAH	Ukraine Hryvnia

Forward Foreign Currency Contracts
Global High Income Dollar Fund Inc. had the following open forward foreign currency contracts as of January 31, 2006:

					Unrealized
	Contracts to	In		Maturity	Appreciation/
	Deliver	Exchange For		Dates	(Depreciation)

Euro	16,235,000	USD	19,668,701	04/20/06	$(146,766)
Turkish Lira	5,418,347	USD	3,241,026	04/27/07	(506,245)
United States Dollar	3,528,719	TRY	5,418,347	04/27/07	218,553

Total net unrealized depreciation on forward foreign currency contracts					$(434,458)

Currency Type Abbreviations:
TRY	New Turkish Lira
USD	United States Dollar

Futures Contracts
Global High Income Dollar Fund Inc. had the following open futures contracts as of January 31, 2006:
				Unrealized
	Expiration		Current	Appreciation/
	Date	Proceeds	Value	(Depreciation)

Index Futures Sale Contracts:

5 Year U.S. Treasury Note, 190 contracts	March 2006	$20,154,240	$20,089,531	$64,709
10 Year U.S. Treasury Note, 140 contracts	March 2006	15,259,753	15,181,250	78,503
30 Year U.S. Treasury Bond, 480 contracts	March 2006	53,867,297	54,165,000	(297,703)

Total net unrealized depreciation on futures contracts				$(154,491)

The segregated aggregate market value of investments to cover margin requirements for open futures positions at January 31, 2006 was $691,842.

1) Transactions with Related Entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at January 31, 2006 and for the period ended are summarized as follows:

		Sale	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Supplementary Trust —
U.S. Cash Management Prime Fund	$67,999,658	$76,651,095	$136,440	$4,994,246	1.55%

2) Swap Agreements

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At January 31, 2006, the Fund had outstanding total return swap contracts with the following terms:

					Payments
		Termination	Payments made		received by		Unrealized
	Notional Amount	Dates	by the Fund		the Fund		Appreciation

USD	4,480,000	07/27/07	11.75	%†	4.57	%*	$142,107
EUR	4,110,000	07/27/07	2.47588	%**	11.00	%††	376,778
RUB	34,500,000	10/09/07	$1,396,580	^	7.58	%#	23,213
IDR	12,500,000,000	10/15/14	1,065,471	^^	11.00	%##	232,759

							$774,857

Currency Type Abbreviations:
EUR	Euro
IDR	Indonesian Rupiah
RUB	Russian Ruble
USD	United States Dollar

*	Rate based on 6 month LIBOR (USD - BBA)
**	Rate based on 12 month LIBOR (EUR - BBA) plus 29 basis points.
†	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 05/15/2011.
††	Rate is equal to the interest amounts, if any, paid to holders of record of Government of Jamaica bond, due 07/27/2012.
^	Payment made on 09/27/05 to fully fund the swap.
^^	Payment made on 10/07/05 to fully fund the swap.
#	Rate is equal to the total return on the OAO Gazprom 7.58% bond, due 10/09/07.
##	Rate is equal to the total return on the Republic of Indonesia 11.00% bond, due 10/15/14.
BBA	British Banking Association

Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. The Fund makes payments to the counterparty semi-annually, and the Fund would receive payments only upon the occurrence of a credit event. Credit default swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At January 31, 2006, the Fund had an outstanding credit default swap contract with the following terms:

				Payments
	Termination	Payments made		received by		Unrealized
Notional Amount	Date	by the Fund		the Fund		Depreciation

$4,500,000	10/20/07	1.50	%(a)	0.00	%(b)	$(34,521)

(a)	Payments made by the Fund are based on the notional amount.
(b)	Payment by the counterparty will be made upon the occurrence of a negative credit event with respect to the Republic of Argentina bond, coupon 8.28%, due 12/31/33.

Industry Diversification
As a Percent of Net Assets
As of January 31, 2006 (Unaudited)

International Bonds:
International Corporate Bonds:
Capital Markets	0.16%
Commercial Banks	4.05
Construction & Engineering	0.45
Diversified Financial Services	3.96
Electric Utilities	2.97
Oil & Gas	4.50
Real Estate	0.82

Total International Corporate Bonds	16.91
Foreign Government Bonds	79.14

Total International Bonds	96.05
Rights	0.02
Warrants	0.30
Short-Term Investments	1.77

Total Investments	98.14
Cash and other assets, less liabilities	1.86

Net Assets	100.00%

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2005.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Dollar Fund Inc.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	March 31, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	March 31, 2006